NEWBUILDINGS (Tables)	12 Months Ended
Dec. 31, 2013
NEWBUILDINGS [Abstract]
Components of newbuildings

(in thousands of $)	2013	2012
Purchase price installments	718,851	418,062
Interest costs capitalized	30,825	13,897
Other costs capitalized	17,849	3,900
	767,525	435,859